Going Concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Going Concern Details Narrative
Net loss	$ (54,705)	$ (18,920)	$ (92,372)	$ (49,203)	$ 16,420	$ (88,419)
Cash flow from operations			(80)	(12,190)	(122,760)	5,495
Working capital	$ (82,292)		$ (82,292)		$ 80	$ (313,340)